Note 37 Income and expense from insurance and reinsurance contracts (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income and expense from insurance and reinsurance contracts [Line Items]
Income from insurance and reinsurance contracts	€ 1,866	€ 1,800
Expense from insurance and reinsurance contracts	(1,109)	(1,066)
Net income arising from insurance contracts	€ 757	€ 734